Stock-Based Compensation - Restricted Stock Narrative (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Former members of executive management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Notes receivable	$ 20.0			$ 0.0		$ 2.0
Loan and interest forgiveness		$ 1.0			$ 13.0
Settlement of loans and accrued interest		2.0
Proceeds from repayment of loans and accrued interest		$ 1.0
Interest rate					2.60%
Restricted stock and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of awards vested			$ 5.0	$ 14.0	$ 2.0
Weighted-average period for recognition			1 year 9 months 18 days
Unvested award (in shares)			13,681,759	12,230,623
Awards granted (in shares)			10,712,311
Restricted stock and RSUs | Employees and non-employee directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, other awards			$ 54.0
Executive Service and Performance-based grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested award (in shares)			1,708,716
Executive Service and Performance-based grants | Awards Granted In 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested award (in shares)			826,190
Awards granted (in shares)				1,239,285
Contractual term			7 years
Service, performance and market-based vesting restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, other awards			$ 1.0
Weighted-average period for recognition			1 year
Restricted stock | Former members of executive management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			5 years
Awards granted (in shares)	624,631					93,886
Awards surrendered (in shares)		53,280
Awards surrendered		$ 0.0
Minimum | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
Maximum | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			7 years